Share capital - Rio Tinto plc - Summary of share capital (Parenthetical) (Detail) - Rio Tinto plc $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) £ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) £ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) £ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)			40,974	40,974	35,380	35,380
Number of shares bought back	3,627,568		28,356,034		63,984,287
Share capital | $	$ 207.0	$ 207.0	$ 207.0	$ 207.0	$ 211.0	$ 211.0	$ 220.0
Treasury stock reissued | $	$ 1.0		$ 1.0		$ 6.0
Rio Tinto Plc employee share based payment plans
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	0	0	0	0	0	0
Exercise prices per share | £ / shares		$ 32.74		$ 36.33		$ 16.53
Market value per share | £ / shares		$ 56.32		$ 49.74		$ 43.79
Rio Tinto Plc employee share based payment plans | Treasury shares
Disclosure of classes of share capital [line items]
Shares reissued from treasury	568,863		23,659		106,045
Global employee share plan
Disclosure of classes of share capital [line items]
Ordinary shares issued (in shares)	39,273	39,273
Share capital | $	$ 1.3	$ 1.3	$ 1.1	$ 1.1	$ 1.0	$ 1.0